Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated fair value of stock options, vested	$ 1,600,000	$ 2,000,000
Payment of cash dividends	$ 0
Dividend yield ratio	0.00%
Intrinsic value of options exercised	$ 0
Tax benefits related to stock option exercised	0
Unrecognized stock-based compensation cost related to unvested stock options	$ 2,000,000
Weighted average term of unrecognized stock-based compensation expense	2 days
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised		$ 100,000